Segment Information - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2023 Segment Customer	Mar. 31, 2022 Customer	Mar. 31, 2021 Customer
Segment Reporting Information [Line Items]
Number of operating segments | Segment	1
Number of major customers | Customer	2	2	2
Customer One [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Net sales to customers	8.80%	10.10%	12.60%
Customer Two [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Segment Reporting Information [Line Items]
Net sales to customers	8.70%	8.90%	10.50%